Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Unamortized debt issuance costs	$ (640)
Debt, net of issuance costs	95,069
Less current portion	(9,633)	$ 0
Long term, net	85,436	$ 0
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt, gross	6,877
RABO LOAN | Secured Debt
Debt Instrument [Line Items]
Long-term debt, gross	75,000
Unamortized debt issuance costs	(656)
Construction Loan | Construction Loans
Debt Instrument [Line Items]
Long-term debt, gross	13,832
Unamortized debt issuance costs	$ (389)